Shareholders' equity	6 Months Ended
Mar. 31, 2024
Shareholders' equity
Shareholders' equity

Note 14. Shareholders’ equity

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2024	2023	2023
Share capital
Ordinary share capital, fully paid	38,944	39,826	39,824
Treasury shares[a]	(758)	(702)	(702)
Total share capital	38,186	39,124	39,122
NCI	38	44	44

a.	31 March 2024: 5,645,501 unvested RSP and EIP treasury shares held (30 September 2023: 5,249,663, 31 March 2023: 5,396,087).

Ordinary Shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares

	Half Year	Half Year	Half Year
	March	Sept	March
	2024	2023	2023
Balance as at beginning of period	3,509,076,960	3,509,076,960	3,501,127,694
Shares issued from dividend reinvestment plan[a]	-	-	7,949,266
Share buyback[b]	(34,442,450)	-	-
Balance as at end of period	3,474,634,510	3,509,076,960	3,509,076,960

a.	The DRPs for the 2023 interim and final dividends were satisfied with the purchase of existing shares by a third party and therefore does not impact the numbers of shares on issue. For the 2022 final dividend, participants received shares at an average price per share of $23.86, which increased share capital by $192 million, including related issuance costs of $2 million.
b.	On 6 November 2023, the Group announced its intention to undertake a $1.5 billion on-market buyback of WBC ordinary shares. The Group commenced the buyback in late November 2023 and has bought back and cancelled 34,442,450 ordinary shares ($849 million) at an average price of $24.65 in First Half 2024.

Ordinary shares purchased on market

	Half Year March 2024
		Average price
Consolidated	Number	($)
For share-based payment arrangements:
Employee share plan (ESP)	1,294,803	21.05
Restricted Shares[a]	2,456,247	23.02
Westpac Performance Plan (WPP) - share rights exercised	302,118	21.75
Westpac Equity Incentive Plan (EIP) - Non-performance share rights exercised	836	21.47
Net number of ordinary shares purchased on market	4,054,004	22.30

a.	Ordinary shares allocated to employees under the Restricted Share Plan (RSP) and Equity Incentive Plan (EIP) are classified as treasury shares until the shares vest.

Note 14. Shareholders’ equity (Continued)

Reconciliation of movement in reserves

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2024	2023	2023
Debt securities at FVOCI reserve
Balance as at beginning of period	(165)	17	62
Net gains/(losses) from changes in fair value	(34)	(200)	13
Income tax effect	12	59	-
Transferred to income statement	1	(60)	(65)
Income tax effect	-	18	21
Loss allowance on debt securities measured at FVOCI	1	-	1
Other	3	1	(15)
Balance as at end of period	(182)	(165)	17
Equity securities at FVOCI reserve
Balance as at beginning of period	126	111	136
Net gains/(losses) from changes in fair value	14	15	(34)
Income tax effect	2	-	9
Balance as at end of period	142	126	111
Share-based payment reserve
Balance as at beginning of period	1,983	1,951	1,893
Share-based payment expense	59	32	58
Balance as at end of period	2,042	1,983	1,951
Cash flow hedge reserve
Balance as at beginning of period	152	885	813
Net gains/(losses) from changes in fair value	452	(1,024)	389
Income tax effect	(140)	307	(118)
Transferred to income statement	20	(24)	(285)
Income tax effect	(7)	8	86
Balance as at end of period	477	152	885
Foreign currency translation reserve
Balance as at beginning of period	(138)	(127)	(505)
Exchange differences on translation of foreign operations	(174)	(31)	553
Gains/(losses) on net investment hedges	12	20	(175)
Balance as at end of period	(300)	(138)	(127)
Other reserves
Balance as at beginning of period	(23)	(21)	(21)
Transactions with owners	1	(2)	-
Balance as at end of period	(22)	(23)	(21)
Total reserves	2,157	1,935	2,816